Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related parties
Name of Related Party	Nature of Relationship
Yuebiao Li	Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")

Zhuo Zhang	Principal shareholder, Director, Chief Financial Officer ("CFO")

Yue Zhang	Principal shareholder, Zhuo Zhang's sister

Xiaojun Chen	Husband of Zhuo Zhang

Heilongjiang Binteer Environmental Protection Equipment Manufacturing Co., Ltd. ("Heilongjiang Binteer")	Established by Yuebiao Li, in May 2014, Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016.

Daqing Wanjieyuan Water Treatment Equipment Sales Co., Ltd. ("Daqing Wanjieyuan")	Controlled by Yuebiao Li, the entity was dissolved in June 2017.

Mojie Technology (Beijing) Co., Ltd. ("Mojie")	Established and controlled by Yuebiao Li and Zhuo Zhang. All of the equity interest was transferred to a third party in July 2015. The entity was dissolved in February 2019.

Yantai Jinna Commerce Co., Ltd. ("Jinna")	Significantly influenced by Yue Zhang, principal shareholder and sister of Zhuo Zhang. Jinna was dissolved during 2016.

Shandong Jinmo Recycled Water Resource Co., Ltd. ("Jinmo")	A subsidiary that was incorporated on March 19, 2015 and disposed on December 8, 2016 for consideration of RMB 220,000 (approximately $31,678) to Entity A.

Yantai Hengqingyuan Eco- Technology Co., Ltd ("Hengqingyuan")	Jinzheng holds 20% equity interest.

Yantai Jincai Eco-Technology Co., Ltd ("Jincai")	Jinzheng holds 40% equity interest.

Entity A and its subsidiaries	Entity A is 45% owned by Entity D

Entity B	Significantly influenced by the Company

Entity C	Significantly influenced by the Company

Entity D and its subsidiary	Significantly influenced by the Company

Schedule of net revenues from related parties
	For the Years Ended December 31,
	2019	2018	2017
Heilongjiang Binteer	$6,792	$-	$-
Hengqingyuan	1,921,811	-	-
Entity A and its subsidiaries	11,030,663	20,750,159	8,917,627
Entity B	-	107,894	229,367
Entity D's subsidiary	897,748	208,688	-
Net revenues from related parties	$13,857,014	$21,066,741	$9,146,994

Schedule of accounts receivable from related parties
	For the Years Ended December 31,
	2019	2018
Entity A and its subsidiaries	$1,460,103	$1,286,405
Entity B	624,312	661,604
Entity D’s subsidiary	931,984	-
Accounts receivable from related parties	3,016,399	1,948,009
Less: allowance for doubtful accounts	(624,312)	-
Accounts receivable from related parties, net	$2,392,087	$1,948,009

Schedule of allowance for doubtful accounts for accounts receivable from related parties
	For the Years Ended December 31,
	2019	2018
Allowance for doubtful account, beginning balance	$-	$135,946
Increase	624,312	-
Decrease	-	(128,631)
Effects of foreign exchange rate	-	(7,315)
Allowance for doubtful accounts, ending balance	$624,312	$-

Schedule of advances from customers - related parties
	For the Years Ended December 31,
	2019	2018
Entity A and its subsidiaries	$72,904	$583,894
Heilongjiang Binteer	5,167	-
Entity D's subsidiary	-	2,825
Jincai	7,176,897	-
Advances from customers – related parties	$7,254,968	$586,719

Schedule of materials supplied by related parties
	For the Years Ended December 31,
	2019	2018	2017
Entity D's subsidiary	$2,112,484	$1,592,537	$-
Total	$2,112,484	$1,592,537	$-

Scheldule of services provided by related parties
	For the Years Ended December 31,
	2019	2018	2017
Entity C	$2,536,720	$5,279,255	$1,728,642
Entity A and its subsidiary	7,521,286	5,918,396	-
Entity D's subsidiaries	2,182,473	291,150	-
Total	$12,240,479	$11,488,801	$1,728,642

Schedule of accounts payable - related parties
	December 31,
	2019	2018
Entity C	$1,318,692	$1,985,136
Entity A and its subsidiary	2,537,333	1,197,328
Entity D's subsidiaries	1,368,979	206,684
Accounts payable – related parties	$5,225,004	$3,389,148

Schedule of cost of revenues from related parties
	For the Years Ended December 31,
	2019	2018	2017
Entity C	$-	$4,296,375	$-
Entity D's subsidiary	1,450,627	1,372,877	-
Total	$1,450,627	$5,669,252	$-